Variable Interest Entities	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities	VARIABLE INTEREST ENTITIES
The Physicians Groups were established to employ healthcare providers, to contract with managed care payors, and to deliver healthcare services to patients in the markets that the Company serves. The Company evaluated whether it has a variable interest in the Physicians Groups, whether the Physicians Groups are VIEs, and whether the Company has a controlling financial interest in the Physicians Groups. The Company concluded that it has variable interests in the Physicians Groups on the basis of each respective Master Service Agreement (“MSA”), which provides office space, consulting services, managerial and administrative services, billing and collection, personnel services, financial management, licensing, permitting, credentialing, and claims processing in exchange for a service fee and performance bonuses payable to the Company. Each respective MSA transfers substantially all the residual risks and rewards of ownership to the Company. The Physicians Groups’ equity at risk, as defined by GAAP, is insufficient to finance its activities without additional support, and therefore, the Physicians Groups are considered VIEs, and are not affiliates of the Company.
In order to determine whether the Company has a controlling financial interest in the Physicians Groups, and thus, whether the Company is the primary beneficiary, the Company considered whether it has i) the power to direct the activities that most significantly impact the Physicians Groups’ economic performance and ii) the obligation to absorb losses of the entities that could potentially be significant to it or the right to receive benefits from the Physicians Groups that could potentially be significant to it. The Company concluded that it may unilaterally remove the physician owners of the Physicians Groups at its discretion and is therefore considered to hold substantive
kick-out
rights over the decision maker of the Physicians Groups. Under each MSA, the Company is entitled to a management fee and a performance bonus that entitle the Company to substantially all of the residual returns or losses and is exposed to economics which could be significant to it. As a result, the Company concluded that it is the primary beneficiary of the Physicians Groups and therefore, consolidates the balance sheets, results of operations, and cash flows of these entities. The Company performs a qualitative assessment on an ongoing basis to determine if it continues to be the primary beneficiary.
The table below illustrates the aggregated VIE assets and liabilities and performance for the Physicians Groups:

	As of December 31,
(in thousands)	2021	2020
Total Assets	$80,445	$8,182

Total Liabilities	$59,988	$12,371

	Years Ended December 31,
(in thousands)	2021	2020	2019
Total revenue	$24,145	$227	$—
Operating expenses:
Third-party medical costs	13,133	—	—
Direct patient expense	9,493	3,109	—
Selling, general and administrative expenses	23,895	1,020	—
Depreciation and amortization expense	1,405	188	—

Total operating expenses	47,926	4,317	—

Net loss	$(23,781)	$(4,090)	$—

There are no restrictions on the Physicians Groups’ assets or on the settlement of their liabilities. The assets of the Physicians Group can be used to settle obligations of the Company. The Physicians Groups are included in the Company’s creditor group; thus, creditors of the Company have recourse to the assets owned by the Physicians Groups. There are no liabilities for which creditors of the Physicians Groups do not have recourse to the general credit of the Company. There are no restrictions placed on the retained earnings or net income of the Physicians Groups with respect to potential future distributions.